Derviative Financial Liabilities (Details) - Schedule of Illustrates the Movement on the Earnout Shares - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Movement on the Earn-Out Shares [Abstract]
Fair value of Earnout Shares at the beginning of the period / year	$ 17,290	$ 13,800
Change in fair value	3,228	20,970
Transfer of the vested Earnout Shares to equity	(15,088)	(17,480)
Fair value of Earnout Shares at the end of period / year	$ 5,430	$ 17,290